CONDENSED CONSOLIDATED BALANCE SHEET (UNAUDITED) - GBP (£) £ in Millions	Jun. 30, 2026		Dec. 31, 2025
Assets
Cash and balances at central banks	£ 61,530		£ 56,661
Financial assets at fair value through profit or loss	258,373		240,413
Derivative financial instruments	20,731		19,727
Loans and advances to banks	8,138		7,236
Loans and advances to customers	491,678		481,463
Reverse repurchase agreements	54,351		50,986
Debt securities	16,635		13,987
Financial assets at amortised cost	570,802		553,672
Financial assets at fair value through other comprehensive income	40,428		36,320
Goodwill and other intangible assets	8,732		8,593
Current tax recoverable	1,400		1,346
Deferred tax assets	3,704		3,990
Retirement benefit assets	2,860		2,695
Other assets	25,597		20,655
Total assets	994,157		944,072
Liabilities
Deposits from banks	8,208		5,779
Customer deposits	500,859		496,457
Repurchase agreements at amortised cost	45,400		38,570
Financial liabilities at fair value through profit or loss	31,310		27,909
Derivative financial instruments	17,826		16,132
Notes in circulation	2,177		2,118
Debt securities in issue at amortised cost	90,853		78,271
Liabilities arising from insurance and participating investment contracts	143,566		135,284
Liabilities arising from non-participating investment contracts	66,639		61,640
Other liabilities	27,764		20,945
Retirement benefit obligations	116		120
Current tax liabilities	35		52
Deferred tax liabilities	131		146
Provisions	2,801		2,888
Subordinated liabilities	9,235		9,894
Total liabilities	946,920		896,205
Equity
Share capital	5,827		5,889
Share premium account	18,855		18,797
Other reserves	10,538		10,744
Retained profits	6,241		6,291
Ordinary shareholders’ equity	41,461		41,721
Other equity instruments	5,551		5,947
Total equity excluding non-controlling interests	47,012		47,668
Non-controlling interests	225		199
Total equity	47,237	[1]	47,867	[2]
Total equity and liabilities	£ 994,157		£ 944,072

[1]	Total equity attributable to owners of the parent was £47,012 million.
[2]	Total equity attributable to owners of the parent was £47,668 million.